INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total deferred	R$ 6,803,997	R$ 4,729,632	R$ 4,878,768	R$ 4,569,011
Total deferred assets	7,345,326	5,033,634
Total Deferred Liabilities	(541,329)	(304,002)
Deferred Income Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	3,896,856	4,198,734
Deferred Social Contribution Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Total deferred	1,336,041	1,441,925
Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Total deferred	1,571,100	(911,027)
Tax Social Security Labor Civil And Environmental Risks [Member]
IfrsStatementLineItems [Line Items]
Total deferred	559,621	550,567
Estimated Losses On Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	267,768	238,211
Gains Losses On Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total deferred	565,250	328,678
Actuarial Liability Pension And Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Total deferred	165,418	171,816
Provision For Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Total deferred	4,933	22,346
Cash Flow Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Total deferred	2,014,231	509,386
Gain Loss Of Control In Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(224,096)	(224,096)
Fair Value SWTCBL Acquisition [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(149,489)	(149,489)
Business Combination [Member]
IfrsStatementLineItems [Line Items]
Total deferred	(1,425,853)	(1,473,119)
Others [member]
IfrsStatementLineItems [Line Items]
Total deferred	R$ (206,683)	R$ (885,327)